Income Taxes - Summary Of Components Of Pretax Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (143.8)	$ (33.5)	$ 20.4
International	71.1	38.9	(9.2)
Pre Income Tax Expense Benefit	$ (72.7)	$ 5.4	$ 11.2